Consolidated Statements of Operation and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING REVENUES:
Revenues		$ 1,580,058	$ 17,813,139	$ 37,596,460
COST OF REVENUES: (including related party warehouse cost of $64,051, $304,400 and $730,006 for the years ended December 31, 2023, 2022 and 2021, respectively)		(405,628)	(996,459)	(2,425,420)
GROSS PROFIT		1,174,430	16,816,680	35,171,040
OPERATING EXPENSES:
Selling and marketing		(618,111)	(7,668,248)	(15,598,482)
Selling and marketing - related party			(43,590)	(359,968)
General and administrative		(4,657,438)	(6,276,661)	(8,103,840)
General and administrative - related parties		(234,289)	(238,830)	(223,284)
Total operating expenses		(5,509,838)	(14,227,329)	(24,285,574)
INCOME (LOSS) FROM OPERATIONS		(4,335,408)	2,589,351	10,885,466
OTHER INCOME
Gain from short-term investment		89,474	156,066	169,065
Interest income		372,199	226,158	197,237
Other income, net		290,088	268,923	192,505
Total other income, net		751,761	651,147	558,807
INCOME (LOSS) BEFORE INCOME TAXES		(3,583,647)	3,240,498	11,444,273
PROVISION FOR INCOME TAX		14,833	4,812
NET INCOME (LOSS)		(3,598,480)	3,235,686	11,444,273
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(560,679)	(2,273,012)	174,841
COMPREHENSIVE INCOME (LOSS)		$ (4,159,159)	$ 962,674	$ 11,619,114
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	4,269,340	4,221,629	4,096,854
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share)		$ (0.84)	$ 0.77	$ 2.79
Nonrelated Party
OPERATING REVENUES:
Revenues		$ 1,435,449	$ 17,646,814	$ 37,363,303
Related Party
OPERATING REVENUES:
Revenues		$ 144,609	$ 166,325	$ 233,157

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.